CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands		Common Stock		Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance as at beginning at Dec. 31, 2021							$ 382,288
Balance as at beginning (in shares) at Dec. 31, 2021							73,259,663
Increase (Decrease) in Redeemable Convertible Preferred Stock [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount							$ 2,237
Conversion of redeemable convertible preferred stock to common stock							$ (384,525)
Conversion of redeemable convertible preferred stock to common stock (in shares)							(73,259,663)
Balance as at beginning at Dec. 31, 2021		$ 13		$ 13,682	$ (3,445)	$ (498,536)	$ (488,286)
Balance as at beginning (in shares) at Dec. 31, 2021		13,183,259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount						(2,237)	(2,237)
Conversion of redeemable convertible preferred stock to common stock		$ 74		384,451			384,525
Conversion of redeemable convertible preferred stock to common stock (in shares)		73,203,888
Common stock dividends issued to Series C and Series G redeemable convertible preferred stock		$ 29		(29)
Common stock dividends issued to Series C and Series G redeemable convertible preferred stock (in shares)		28,685,582
Issuance of common stock from option exercises		$ 2		49			51
Issuance of common stock from option exercises (in shares)		2,459,014
Issuance of common stock from conversion of convertible promissory notes and accrued interest		$ 10		35,820			35,830
Issuance of common stock from conversion of convertible promissory notes and accrued interest (in shares)		10,228,522
Stock-based compensation				17			17
Foreign currency translation adjustment					1,583		1,583
Net loss						(26,412)	(26,412)
Balance as at end at Dec. 31, 2022	[1]	$ 2		434,116	(1,862)	(527,185)	$ (94,929)
Balance as at end (in shares) at Dec. 31, 2022		23,861,000	[1]				127,760,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from option exercises	[1]			1			$ 1
Issuance of common stock from option exercises (in shares)	[1]	5,000
Stock-based compensation	[1]			2			2
Foreign currency translation adjustment					674		674
Net loss						(1,393)	(1,393)
Balance as at end at Mar. 31, 2023	[1]	$ 2		434,119	(1,188)	(528,578)	(95,645)
Balance as at end (in shares) at Mar. 31, 2023	[1]	23,866,000
Balance as at beginning at Dec. 31, 2022	[1]	$ 2		434,116	(1,862)	(527,185)	$ (94,929)
Balance as at beginning (in shares) at Dec. 31, 2022		23,861,000	[1]				127,760,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount							$ 0
Issuance of common stock from option exercises		$ 1		22			23
Issuance of common stock from option exercises (in shares)		1,130,481
Issuance of common stock from conversion of convertible promissory notes and accrued interest				72			72
Issuance of common stock from conversion of convertible promissory notes and accrued interest (in shares)		20,681
Issuance of common stock from cancellation of promissory note		55,775
Issuance of common stock from warrant exercise				1,499			1,499
Issuance of common stock from warrant exercise (in shares)		428,572
Stock-based compensation				43			43
Foreign currency translation adjustment					324		324
Net loss						(22,469)	(22,469)
Balance as at end at Dec. 31, 2023	[1]	$ 3		435,752	(1,538)	(549,654)	$ (115,437)
Balance as at end (in shares) at Dec. 31, 2023		24,166,000	[1]				24,166,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				1,223			$ 1,223
Foreign currency translation adjustment					1,064		1,064
Net loss						757	757
Balance as at end at Mar. 31, 2024		$ 5		$ 487,006	$ (474)	$ (548,897)	$ (62,360)
Balance as at end (in shares) at Mar. 31, 2024		45,833,000					45,833,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)